UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22700

Exchange Listed Funds Trust

(Exact name of registrant as specified in charter)

10900 Hefner Pointe Drive

Suite 207

Oklahoma City, Oklahoma 73120

(Address of principal executive offices)  (Zip code)

UMB Fund Services

235 W. Galena Street

Milwaukee, Wisconsin 53212

(Name and address of agent for service)

Registrant’s telephone number, including area code: (405) 778-8377

Date of fiscal year end: April 30

Date of reporting period:  October 31, 2019

Item 1. Reports to Stockholders.

EXCHANGE LISTED FUNDS TRUST

QRAFT AI-Enhanced U.S. Large Cap ETF

QRAFT AI-Enhanced U.S. Large Cap Momentum ETF

Semi-Annual Report

October 31, 2019

(Unaudited)

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

Please contact your financial intermediary to elect to receive shareholder reports and other Fund communications electronically. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.

You may elect to receive all future reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of your shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

Exchange Listed Funds Trust TABLE OF CONTENTS	October 31, 2019

Before investing you should carefully consider each Fund’s investment objectives, risks, charges and expenses. This and other information is available in each Fund’s prospectus, a copy of which may be obtained by visiting each Fund’s website at www.qraftaietf.com. Please read the prospectus carefully before you invest.

There are risks involved with investing, including possible loss of principal, and there is no guarantee each Fund will achieve its investment objective. Each Funds is non-diversified and may invest more of its assets in securities of a single issuer, which may have an adverse effect on each Fund’s performance. Concentration in a particular industry or sector will subject each Fund to loss due to adverse occurrences that may affect that industry or sector.

Individual shares of each Fund may be purchased or sold in the secondary market throughout the regular trading day on the NYSE Arca, Inc. (the “Exchange”) through a brokerage account. However, shares are not individually redeemable directly from each Fund. Each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares (“Creation Units”).

Distributor: Foreside Fund Services, LLC

i

QRAFT AI-Enhanced U.S. Large Cap ETF SCHEDULE OF INVESTMENTS	October 31, 2019 (Unaudited)
Number of Shares		Value
COMMON STOCKS — 99.7%
	COMMUNICATION SERVICES — 8.4%
70	Activision Blizzard, Inc.	$3,922
64	Alphabet, Inc. - Class A*	80,563
102	AT&T, Inc.	3,926
15	BCE, Inc.	712
167	CBS Corp. - Class A	6,672
243	Discovery, Inc. - Class A*	6,550
149	Electronic Arts, Inc.*	14,364
453	Facebook, Inc. - Class A*	86,817
277	Fox Corp. - Class A	8,875
42	IAC/InterActiveCorp*	9,545
117	Live Nation Entertainment, Inc.*	8,249
151	Match Group, Inc.	11,021
11	Omnicom Group, Inc.	849
2,167	Sirius XM Holdings, Inc.	14,562
144	Sprint Corp.*	894
47	Take-Two Interactive Software, Inc.*	5,656
91	T-Mobile US, Inc.*	7,522
146	Verizon Communications, Inc.	8,829
158	Viacom, Inc. - Class A	3,775
		283,303
	CONSUMER DISCRETIONARY — 18.2%
36	Advance Auto Parts, Inc.	5,849
85	Amazon.com, Inc.*	151,016
14	AutoZone, Inc.*	16,021
151	Best Buy Co., Inc.	10,846
5	Booking Holdings, Inc.*	10,244
28	Bright Horizons Family Solutions, Inc.*	4,159
38	Burlington Stores, Inc.*	7,303
24	Carnival Corp.	1,029
13	Chipotle Mexican Grill, Inc.*	10,116
64	Darden Restaurants, Inc.	7,185
150	Dollar General Corp.	24,051
135	Dollar Tree, Inc.*	14,904
24	Domino’s Pizza, Inc.	6,519
165	DR Horton, Inc.	8,641
436	eBay, Inc.	15,369
77	Expedia Group, Inc.	10,523
96	Garmin Ltd.	9,000
74	Genuine Parts Co.	7,591
64	Hasbro, Inc.	6,228
189	Home Depot, Inc.	44,336
27	Las Vegas Sands Corp.	1,670
Number of Shares		Value
COMMON STOCKS (Continued)
	CONSUMER DISCRETIONARY (Continued)
128	LKQ Corp.*	$4,351
71	Lowe’s Cos., Inc.	7,924
76	Lululemon Athletica, Inc.*	15,525
13	Magna International, Inc.	699
104	McDonald’s Corp.	20,457
32	Mohawk Industries, Inc.*	4,588
89	Norwegian Cruise Line Holdings Ltd.*	4,518
2	NVR, Inc.*	7,273
45	O’Reilly Automotive, Inc.*	19,598
113	PulteGroup, Inc.	4,434
7	Ralph Lauren Corp.	672
54	Roku, Inc.*	7,949
212	Ross Stores, Inc.	23,250
149	Starbucks Corp.	12,599
26	Tapestry, Inc.	672
47	Target Corp.	5,025
61	Tiffany & Co.	7,595
209	TJX Cos., Inc.	12,049
68	Tractor Supply Co.	6,461
33	Ulta Beauty, Inc.*	7,694
242	Under Armour, Inc. - Class A*	4,997
17	Vail Resorts, Inc.	3,950
233	VF Corp.	19,174
49	Wayfair, Inc. - Class A*	4,029
26	Whirlpool Corp.	3,955
44	Wynn Resorts Ltd.	5,339
190	Yum China Holdings, Inc.	8,075
167	Yum! Brands, Inc.	16,986
		612,438
	CONSUMER STAPLES — 11.5%
66	Altria Group, Inc.	2,956
237	Brown-Forman Corp. - Class A	14,730
124	Campbell Soup Co.	5,742
136	Church & Dwight Co., Inc.	9,512
63	Clorox Co.	9,304
60	Coca-Cola Co.	3,266
273	Coca-Cola European Partners PLC	14,608
502	Colgate-Palmolive Co.	34,437
76	Costco Wholesale Corp.	22,580
211	Estee Lauder Cos., Inc. - Class A	39,303
123	Hershey Co.	18,065
47	JM Smucker Co.	4,967

See accompanying Notes to Financial Statements.

QRAFT AI-Enhanced U.S. Large Cap ETF SCHEDULE OF INVESTMENTS (Continued)	October 31, 2019 (Unaudited)
Number of Shares		Value
COMMON STOCKS (Continued)
	CONSUMER STAPLES (Continued)
140	Kellogg Co.	$8,894
59	Kimberly-Clark Corp.	7,840
404	Kroger Co.	9,955
68	Lamb Weston Holdings, Inc.	5,307
274	Monster Beverage Corp.*	15,380
242	PepsiCo, Inc.	33,195
143	Philip Morris International, Inc.	11,646
203	Procter & Gamble Co.	25,275
300	Sysco Corp.	23,961
90	U.S. Foods Holding Corp.*	3,570
83	Walgreens Boots Alliance, Inc.	4,547
492	Walmart, Inc.	57,692
		386,732
	ENERGY — 1.8%
168	Apache Corp.	3,639
38	Cabot Oil & Gas Corp.	708
48	Canadian Natural Resources Ltd.	1,211
94	Chevron Corp.	10,917
55	ConocoPhillips	3,036
168	Continental Resources, Inc.*	4,951
183	Devon Energy Corp.	3,711
31	Enterprise Products Partners LP	807
61	EOG Resources, Inc.	4,228
209	Exxon Mobil Corp.	14,122
11	Hess Corp.	723
68	HollyFrontier Corp.	3,736
32	Kinder Morgan, Inc.	640
359	Marathon Oil Corp.	4,139
26	Occidental Petroleum Corp.	1,053
6	Pioneer Natural Resources Co.	738
15	Valero Energy Corp.	1,455
		59,814
	FINANCIALS — 3.0%
5	Ameriprise Financial, Inc.	754
460	Bank of America Corp.	14,384
10	Bank of Montreal	740
20	Bank of Nova Scotia	1,147
15	Brookfield Asset Management, Inc. - Class A	829
6	Chubb Ltd.	915
13	Cincinnati Financial Corp.	1,472
32	Citigroup, Inc.	2,300
Number of Shares		Value
COMMON STOCKS (Continued)
	FINANCIALS (Continued)
8	Credit Acceptance Corp.*	$3,502
25	Erie Indemnity Co. - Class A	4,607
22	FactSet Research Systems, Inc.	5,577
158	JPMorgan Chase & Co.	19,737
5	M&T Bank Corp.	783
112	Manulife Financial Corp.	2,085
20	MarketAxess Holdings, Inc.	7,372
7	Marsh & McLennan Cos., Inc.	725
13	Moody’s Corp.	2,869
23	Morgan Stanley	1,059
45	MSCI, Inc.	10,555
6	PNC Financial Services Group, Inc.	880
23	Royal Bank of Canada	1,855
26	S&P Global, Inc.	6,708
64	SEI Investments Co.	3,835
30	Toronto-Dominion Bank	1,712
13	Travelers Cos., Inc.	1,704
62	Wells Fargo & Co.	3,201
		101,307
	HEALTH CARE — 15.8%
25	Abbott Laboratories	2,090
136	AbbVie, Inc.	10,819
4	ABIOMED, Inc.*	830
156	Agilent Technologies, Inc.	11,817
100	Alexion Pharmaceuticals, Inc.*	10,540
46	Align Technology, Inc.*	11,605
55	Amgen, Inc.	11,729
9	Anthem, Inc.	2,422
168	Bausch Health Cos., Inc.*	4,173
29	Baxter International, Inc.	2,224
4	Becton, Dickinson and Co.	1,024
93	Biogen, Inc.*	27,780
74	BioMarin Pharmaceutical, Inc.*	5,417
13	Bio-Rad Laboratories, Inc. - Class A*	4,311
98	Boston Scientific Corp.*	4,087
150	Bristol-Myers Squibb Co.	8,605
65	Celgene Corp.*	7,022
185	Centene Corp.*	9,820
181	Cerner Corp.	12,149
20	Cooper Cos., Inc.	5,820
58	Danaher Corp.	7,994
68	DaVita, Inc.*	3,985

See accompanying Notes to Financial Statements.

QRAFT AI-Enhanced U.S. Large Cap ETF SCHEDULE OF INVESTMENTS (Continued)	October 31, 2019 (Unaudited)
Number of Shares		Value
COMMON STOCKS (Continued)
	HEALTH CARE (Continued)
92	DENTSPLY SIRONA, Inc.	$5,040
43	DexCom, Inc.*	6,632
111	Edwards Lifesciences Corp.*	26,460
151	Elanco Animal Health, Inc.*	4,080
84	Eli Lilly & Co.	9,572
53	Exact Sciences Corp.*	4,611
45	Gilead Sciences, Inc.	2,867
74	Henry Schein, Inc.*	4,631
125	Hologic, Inc.*	6,039
68	Humana, Inc.	20,006
47	IDEXX Laboratories, Inc.*	13,395
8	Illumina, Inc.*	2,364
123	Incyte Corp.*	10,322
25	Insulet Corp.*	3,633
7	Intuitive Surgical, Inc.*	3,871
280	Johnson & Johnson	36,971
7	McKesson Corp.	931
444	Merck & Co., Inc.	38,477
14	Mettler-Toledo International, Inc.*	9,869
212	Mylan N.V.*	4,060
47	PerkinElmer, Inc.	4,040
196	Pfizer, Inc.	7,520
56	Quest Diagnostics, Inc.	5,670
67	ResMed, Inc.	9,911
76	Seattle Genetics, Inc.*	8,162
42	STERIS PLC	5,946
51	Stryker Corp.	11,030
19	Teleflex, Inc.	6,601
6	Thermo Fisher Scientific, Inc.	1,812
87	UnitedHealth Group, Inc.	21,985
46	Varian Medical Systems, Inc.*	5,557
79	Veeva Systems, Inc. - Class A*	11,205
120	Vertex Pharmaceuticals, Inc.*	23,458
34	Waters Corp.*	7,195
22	WellCare Health Plans, Inc.*	6,525
36	West Pharmaceutical Services, Inc.	5,178
66	Zoetis, Inc.	8,443
		530,332
	INDUSTRIALS — 8.0%
53	3M Co.	8,744
55	Allegion PLC	6,382
70	C.H. Robinson Worldwide, Inc.	5,295
12	Canadian National Railway Co.	1,072
Number of Shares		Value
COMMON STOCKS (Continued)
	INDUSTRIALS (Continued)
20	Caterpillar, Inc.	$2,756
57	Cintas Corp.	15,314
107	Copart, Inc.*	8,843
17	CoStar Group, Inc.*	9,342
92	Cummins, Inc.	15,868
23	Delta Air Lines, Inc.	1,267
70	Dover Corp.	7,272
21	Eaton Corp. PLC	1,829
65	Emerson Electric Co.	4,560
51	Equifax, Inc.	6,972
86	Expeditors International of Washington, Inc.	6,273
335	Fastenal Co.	12,040
24	FedEx Corp.	3,664
4	General Dynamics Corp.	707
72	HEICO Corp.	8,881
93	HEICO Corp. - Class A	8,860
10	Honeywell International, Inc.	1,727
19	Huntington Ingalls Industries, Inc.	4,288
37	IDEX Corp.	5,755
34	Illinois Tool Works, Inc.	5,732
20	Ingersoll-Rand PLC	2,538
48	J.B. Hunt Transport Services, Inc.	5,643
56	Jacobs Engineering Group, Inc.	5,240
23	Lennox International, Inc.	5,689
149	Masco Corp.	6,891
38	Old Dominion Freight Line, Inc.	6,919
17	PACCAR, Inc.	1,293
5	Parker-Hannifin Corp.	917
10	Raytheon Co.	2,122
61	Rockwell Automation, Inc.	10,491
187	Rollins, Inc.	7,127
28	Snap-on, Inc.	4,555
19	Southwest Airlines Co.	1,066
43	Spirit AeroSystems Holdings, Inc. - Class A	3,518
20	Teledyne Technologies, Inc.*	6,592
95	Textron, Inc.	4,379
47	Thomson Reuters Corp.	3,161
80	TransUnion	6,610
10	Union Pacific Corp.	1,655
9	United Airlines Holdings, Inc.*	818
35	United Rentals, Inc.*	4,675

See accompanying Notes to Financial Statements.

QRAFT AI-Enhanced U.S. Large Cap ETF SCHEDULE OF INVESTMENTS (Continued)	October 31, 2019 (Unaudited)
Number of Shares		Value
COMMON STOCKS (Continued)
	INDUSTRIALS (Continued)
12	United Technologies Corp.	$1,723
13	Verisk Analytics, Inc.	1,881
31	W.W. Grainger, Inc.	9,574
34	Waste Management, Inc.	3,815
84	Xylem, Inc.	6,442
		268,777
	INFORMATION TECHNOLOGY — 29.8%‡
110	Accenture PLC - Class A	20,396
67	Adobe, Inc.*	18,621
581	Advanced Micro Devices, Inc.*	19,713
85	Akamai Technologies, Inc.*	7,353
41	ANSYS, Inc.*	9,026
416	Apple, Inc.	103,484
85	Applied Materials, Inc.	4,612
39	Arista Networks, Inc.*	9,538
118	Autodesk, Inc.*	17,389
6	Automatic Data Processing, Inc.	973
75	Booz Allen Hamilton Holding Corp.	5,278
58	Broadridge Financial Solutions, Inc.	7,263
160	Cadence Design Systems, Inc.*	10,456
85	CDW Corp.	10,872
450	Cisco Systems, Inc.	21,380
68	Citrix Systems, Inc.	7,403
286	Cognizant Technology Solutions Corp. - Class A	17,429
27	Corning, Inc.	800
151	Cypress Semiconductor Corp.	3,514
72	DocuSign, Inc.*	4,766
31	EPAM Systems, Inc.*	5,455
6	Euronet Worldwide, Inc.*	840
6	F5 Networks, Inc.*	865
15	Fair Isaac Corp.*	4,561
86	Fortinet, Inc.*	7,014
42	Gartner, Inc.*	6,471
73	GoDaddy, Inc. - Class A*	4,747
34	Guidewire Software, Inc.*	3,833
65	Hewlett Packard Enterprise Co.	1,067
746	HP, Inc.	12,958
407	Intel Corp.	23,008
81	International Business Machines Corp.	10,832
152	Intuit, Inc.	39,140
40	Jack Henry & Associates, Inc.	5,662
32	Juniper Networks, Inc.	794
Number of Shares		Value
COMMON STOCKS (Continued)
	INFORMATION TECHNOLOGY (Continued)
107	Keysight Technologies, Inc.*	$10,797
80	KLA Corp.	13,523
73	Lam Research Corp.	19,786
59	Leidos Holdings, Inc.	5,088
140	Mastercard, Inc. - Class A	38,753
137	Maxim Integrated Products, Inc.	8,036
101	Micron Technology, Inc.*	4,803
1,321	Microsoft Corp.	189,392
88	Motorola Solutions, Inc.	14,636
120	NetApp, Inc.	6,706
254	NortonLifeLock, Inc.*	5,812
34	NVIDIA Corp.	6,835
55	Okta, Inc.*	5,999
132	Open Text Corp.	5,314
162	Oracle Corp.	8,827
45	Palo Alto Networks, Inc.*	10,233
33	Paychex, Inc.	2,760
31	Paycom Software, Inc.*	6,557
17	PayPal Holdings, Inc.*	1,770
49	Qorvo, Inc.*	3,962
112	QUALCOMM, Inc.	9,009
44	RingCentral, Inc. - Class A*	7,107
55	salesforce.com, Inc.*	8,607
136	Seagate Technology PLC	7,892
103	ServiceNow, Inc.*	25,468
16	Shopify, Inc. - Class A*	5,017
86	Skyworks Solutions, Inc.	7,831
71	Splunk, Inc.*	8,517
200	Square, Inc. - Class A*	12,286
83	Synopsys, Inc.*	11,267
12	TE Connectivity Ltd.	1,074
70	Teradyne, Inc.	4,285
162	Texas Instruments, Inc.	19,114
121	Trimble, Inc.*	4,821
16	Tyler Technologies, Inc.*	4,296
11	Ubiquiti, Inc.	1,393
65	VeriSign, Inc.*	12,351
31	Visa, Inc. - Class A	5,545
38	VMware, Inc. - Class A	6,014
181	Western Union Co.	4,536
107	Workday, Inc. - Class A*	17,351
143	Xilinx, Inc.	12,976

See accompanying Notes to Financial Statements.

QRAFT AI-Enhanced U.S. Large Cap ETF SCHEDULE OF INVESTMENTS (Concluded)	October 31, 2019 (Unaudited)
Number of Shares		Value
COMMON STOCKS (Continued)
	INFORMATION TECHNOLOGY (Continued)
31	Zebra Technologies Corp. - Class A*	$7,374
14	Zendesk, Inc.*	989
		1,002,222
	MATERIALS — 2.9%
18	Air Products & Chemicals, Inc.	3,839
818	Amcor PLC	7,787
44	Avery Dennison Corp.	5,626
22	Ball Corp.	1,539
51	Celanese Corp.	6,179
26	Corteva, Inc.	686
56	Crown Holdings, Inc.*	4,079
26	Dow, Inc.	1,313
56	Eastman Chemical Co.	4,258
40	Ecolab, Inc.	7,683
54	FMC Corp.	4,941
19	International Paper Co.	830
139	Kirkland Lake Gold Ltd.	6,526
13	LyondellBasell Industries N.V. - Class A	1,166
136	Nucor Corp.	7,323
49	Packaging Corp. of America	5,363
122	PPG Industries, Inc.	15,265
54	RPM International, Inc.	3,911
5	Sherwin-Williams Co.	2,862
27	Southern Copper Corp.	961
106	Westrock Co.	3,961
		96,098
	REAL ESTATE — 0.1%
118	Iron Mountain, Inc. - REIT	3,870
9	Prologis, Inc. - REIT	790
		4,660
	UTILITIES — 0.2%
12	American Water Works Co., Inc.	1,479
11	Dominion Energy, Inc.	908
7	NextEra Energy, Inc.	1,669
15	Southern Co.	940
		4,996
	TOTAL COMMON STOCKS (Cost $3,191,837)	3,350,679
Number of Shares		Value
SHORT-TERM INVESTMENTS — 0.3%
10,756	Invesco Government & Agency Portfolio - Institutional Class, 2.23%#	$10,756
	TOTAL SHORT-TERM INVESTMENTS (Cost $10,756)	10,756
	TOTAL INVESTMENTS — 100.0% (Cost $3,202,593)	3,361,435
	Other Liabilities in Excess of Assets — (0.0)%	(318)
	TOTAL NET ASSETS — 100.0%	$3,361,117

*   Non-income producing security.

‡    Please see Note 6 for more information about industry and sector concentration and other risks.

#    The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

QRAFT AI-Enhanced U.S. Large Cap ETF SUMMARY OF INVESTMENTS	October 31, 2019 (Unaudited)
Security Type/Sector	Percent of Total Net Assets
Common Stocks
Information Technology	29.8%
Consumer Discretionary	18.2%
Health Care	15.8%
Consumer Staples	11.5%
Communication Services	8.4%
Industrials	8.0%
Financials	3.0%
Materials	2.9%
Energy	1.8%
Utilities	0.2%
Real Estate	0.1%
Total Common Stocks	99.7%
Short-Term Investments	0.3%
Total Investments	100.0%
Liabilities in Excess of Other Assets	(0.0)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

QRAFT AI-Enhanced U.S. Large Cap Momentum ETF SCHEDULE OF INVESTMENTS	October 31, 2019 (Unaudited)
Number of Shares		Value
COMMON STOCKS — 99.7%
	COMMUNICATION SERVICES — 1.2%
534	Match Group, Inc.	$38,977
	CONSUMER DISCRETIONARY — 25.5%‡
43	AutoZone, Inc.*	49,208
657	Best Buy Co., Inc.	47,192
54	Chipotle Mexican Grill, Inc.*	42,021
343	Dollar General Corp.	54,997
447	Dollar Tree, Inc.*	49,349
702	Home Depot, Inc.	164,675
246	Lululemon Athletica, Inc.*	50,250
538	McDonald’s Corp.	105,825
125	O’Reilly Automotive, Inc.*	54,439
499	Ross Stores, Inc.	54,725
956	Starbucks Corp.	80,839
169	Ulta Beauty, Inc.*	39,402
439	Yum! Brands, Inc.	44,651
		837,573
	CONSUMER STAPLES — 21.3%‡
883	Colgate-Palmolive Co.	60,574
351	Estee Lauder Cos., Inc. - Class A	65,381
316	Hershey Co.	46,411
953	PepsiCo, Inc.	130,723
1,547	Procter & Gamble Co.	192,617
1,743	Walmart, Inc.	204,384
		700,090
	FINANCIALS — 1.3%
185	MSCI, Inc.	43,394
	HEALTH CARE — 19.1%
222	Align Technology, Inc.*	56,008
643	Cerner Corp.	43,158
598	Danaher Corp.	82,416
255	Edwards Lifesciences Corp.*	60,787
158	IDEXX Laboratories, Inc.*	45,032
515	Incyte Corp.*	43,219
1,686	Merck & Co., Inc.	146,109
63	Mettler-Toledo International, Inc.*	44,411
282	Veeva Systems, Inc. - Class A*	39,996
505	Zoetis, Inc.	64,600
		625,736
Number of Shares		Value
COMMON STOCKS (Continued)
	INDUSTRIALS — 7.0%
1,375	Fastenal Co.	$49,417
297	HEICO Corp.	36,632
389	HEICO Corp. - Class A	37,060
397	Ingersoll-Rand PLC	50,375
493	Waste Management, Inc.	55,320
		228,804
	INFORMATION TECHNOLOGY — 19.6%
627	Cadence Design Systems, Inc.*	40,974
361	CDW Corp.	46,176
247	Intuit, Inc.	63,602
438	Keysight Technologies, Inc.*	44,199
634	Mastercard, Inc. - Class A	175,498
267	Motorola Solutions, Inc.	44,407
222	ServiceNow, Inc.*	54,892
152	Shopify, Inc. - Class A*	47,663
310	Synopsys, Inc.*	42,082
223	VeriSign, Inc.*	42,374
446	Xilinx, Inc.	40,470
		642,337
	MATERIALS — 4.7%
259	Air Products & Chemicals, Inc.	55,234
581	Ball Corp.	40,653
307	Ecolab, Inc.	58,966
		154,853
	TOTAL COMMON STOCKS (Cost $3,250,594)	3,271,764

SHORT-TERM INVESTMENTS — 0.3%
8,955	Invesco Government & Agency Portfolio - Institutional Class, 2.23%#	8,955
	TOTAL SHORT-TERM INVESTMENTS (Cost $8,955)	8,955
	TOTAL INVESTMENTS — 100.0% (Cost $3,259,549)	3,280,719
	Other Assets in Excess of Liabilities — 0.0%	437
	TOTAL NET ASSETS — 100.0%	$3,281,156

*   Non-income producing security.

‡    Please see Note 6 for more information about industry and sector concentration and other risks.

#    The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

QRAFT AI-Enhanced U.S. Large Cap Momentum ETF SUMMARY OF INVESTMENTS	October 31, 2019 (Unaudited)
Security Type/Sector	Percent of Total Net Assets
Common Stocks
Consumer Discretionary	25.5%
Consumer Staples	21.3%
Information Technology	19.6%
Health Care	19.1%
Industrials	7.0%
Materials	4.7%
Financials	1.3%
Communication Services	1.2%
Total Common Stocks	99.7%
Short-Term Investments	0.3%
Total Investments	100.0%
Other Assets in Excess of Liabilities	0.0%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST STATEMENT OF ASSETS AND LIABILITIES	October 31, 2019 (Unaudited)
	QRAFT AI-Enhanced U.S. Large Cap ETF	QRAFT AI‐Enhanced U.S. Large Cap Momentum ETF
Assets:
Investments, at value (Cost $3,202,593 and $3,259,549, respectively)	$3,361,435	$3,280,719
Cash	12	—
Investment securities sold receivable	14	—
Reclaims receivable	26	69
Dividends and interest receivable	1,724	2,441
Total Assets	3,363,211	3,283,229

Liabilities:
Advisory fee payable	2,094	2,073
Total Liabilities	2,094	2,073

Net Assets	$3,361,117	$3,281,156

Net Assets Consist of:
Paid-in Capital	$3,079,513	$3,083,536
Total distributable earnings (loss)	281,604	197,620
Net Assets	$3,361,117	$3,281,156

Net Assets	$3,361,117	$3,281,156
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	125,001	125,001
Net Asset Value, Offering and Redemption Price Per Share	$26.89	$26.25

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST STATEMENT OF OPERATIONS
	QRAFT AI-Enhanced U.S. Large Cap ETF	QRAFT AI-Enhanced U.S. Large Cap Momentum ETF
	For the Period May 20, 2019(1) through October 31, 2019 (Unaudited)	For the Period May 20, 2019(1) through October 31, 2019 (Unaudited)
Investment Income:
Dividend income (net of foreign withholding tax of $125 and $146, respectively)	$19,378	$14,393
Interest	80	38
Total Investment Income	19,458	14,431

Expenses:
Advisory fees	10,861	10,859
Total Expenses	10,861	10,859

Net Investment Income (Loss)	8,597	3,572

Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investments	114,165	172,878
Change in unrealized appreciation/(depreciation) on investments	158,842	21,170
Net Realized and Unrealized Gain (Loss) on Investments	273,007	194,048

Net Increase (Decrease) in Net Assets Resulting From Operations	$281,604	$197,620

(1)  Commencement of operations.

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST STATEMENTS OF CHANGES IN NET ASSETS	October 31, 2019
	QRAFT AI-Enhanced U.S. Large Cap ETF	QRAFT AI-Enhanced U.S. Large Cap Momentum ETF
	For the Period May 20, 2019(1) through October 31, 2019 (Unaudited)	For the Period May 20, 2019(1) through October 31, 2019 (Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$8,597	$3,572
Net realized gain (loss) on investments	114,165	172,878
Net change in unrealized appreciation/(depreciation) on investments	158,842	21,170
Net Increase (Decrease) in Net Assets Resulting from Operations	281,604	197,620

Capital Transactions:
Proceeds from shares issued	3,079,488	3,083,511
Net Increase (Decrease) in Net Assets from Capital Share Transactions	3,079,488	3,083,511

Total Increase (Decrease) in Net Assets	3,361,092	3,281,131

Net Assets:
Beginning of period (initial seed amount)(2)	25	25
End of period	$3,361,117	$3,281,156

Share Transactions:
Issued	125,000	125,000
Net Increase (Decrease) in Share Transactions	125,000	125,000

(1)  Commencement of operations.

(2)  Beginning capital of $25 was contributed by the Adviser in exchange for 1 share of each Fund in connection with the commencement of operations.

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distribution to Shareholders From					Ratios to Average Net Assets		Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return(2)(3)	Total Return at Market Price(2)(4)	Expenses(5)	Net Investment Income(5)	Net Assets at End of Period (000’s)	Portfolio Turnover(2)(6)
QRAFT AI-Enhanced U.S. Large Cap ETF
For the Period May 20, 2019(7) through October 31, 2019 (Unaudited)	$24.73	$0.07	$2.09	$2.16	$—	$—	$26.89	8.73%	8.65%	0.75%	0.59%	$3,361	141%
QRAFT AI-Enhanced U.S. Large Cap Momentum ETF
For the Period May 20, 2019(7) through October 31, 2019 (Unaudited)	$24.70	$0.03	$1.52	$1.55	$—	$—	$26.25	6.28%	6.11%	0.75%	0.25%	$3,281	161%

(1)  Per share numbers have been calculated using the average shares method.

(2)  Not annualized for periods less than one year.

(3)  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to the differences between the market price of the shares and the net asset value per share of the Fund.

(4)  Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price on the NYSE Arca. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the NYSE Arca.

(5)  Annualized for periods less than one year.

(6)  Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.

(7)  Commencement of operations.

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS	October 31, 2019 (Unaudited)

Note 1 – Organization

Exchange Listed Funds Trust (the “Trust”) was organized on April 4, 2012 as a Delaware statutory trust and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, (the “1940 Act”) as an open-end management investment company. The Agreement and Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest (“Shares”) in one or more series representing interests in separate portfolios of securities. The Trust has registered its Shares in multiple separate series. The financial statements herein are for the QRAFT AI-Enhanced U.S. Large Cap ETF (the “AI-Enhanced U.S. Large Cap ETF”) and the QRAFT AI-Enhanced U.S. Large Cap Momentum ETF (the “AI-Enhanced U.S. Large Cap Momentum ETF) (each, a “Fund” and collectively, the “Funds”). The assets of each series in the Trust are segregated and a shareholder’s interest is limited to the Fund in which Shares are held.

Each Fund is an actively managed exchange-traded fund (“ETF”). Unlike index ETFs, actively managed ETFs do not seek to track the performance of a specified index. Instead, actively managed ETFs seek to achieve an investment objective by purchasing and selling securities and other instruments, including shares of other investment companies, in accordance with the ETF’s stated investment strategy. Actively managed ETFs are required to publish their portfolio holdings on a daily basis. The availability of this information, which is used by, among others, large institutional investors when deciding to purchase or redeem Creation Units of the ETF, is designed to ensure that shares of the ETF do not trade at a material premium or discount in relation to NAV per share.

The AI-Enhanced U.S. Large Cap ETF seeks to achieve its investment objective by investing at least 80% of its net assets, plus the amounts of any borrowings for investment purposes, in securities of U.S.-listed large capitalization companies. The Fund is classified as a non-diversified investment company under the 1940 Act. The Fund commenced operations on May 20, 2019.

The AI-Enhanced U.S. Large Cap Momentum ETF seeks to achieve its investment objective by investing at least 80% of its net assets, plus the amounts of any borrowings for investment purposes, in securities of U.S.-listed large capitalization companies. The Fund is classified as a non-diversified investment company under the 1940 Act. The Fund commenced operations on May 20, 2019.

Under the Trust’s organizational documents, its officers and Board of Trustees (the ”Board”) are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust may enter into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust.

Note 2 – Basis of Presentation and Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Trust in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The Trust is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services-Investment Companies. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and income and expenses during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value each Fund ultimately realizes upon sale of the securities.

(a) Valuation of Investments

Each Fund’s investments are valued using procedures approved by the Board and are generally valued using market valuations (Market Approach). A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer) or (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer). A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	October 31, 2019 (Unaudited)

In the event that current market valuations are not readily available or such valuations do not reflect current fair market value, the Trust’s procedures require the Trust’s Valuation Committee, in accordance with the Trust’s Board-approved valuation guidelines, to determine a security’s fair value. In determining such value, the Valuation Committee may consider, among other things, (i) price comparisons among multiple sources, (ii) a review of corporate actions and news events, and (iii) a review of relevant financial indicators (e.g., movement in interest rates or market indices). Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be realized upon the sale of the security. With respect to securities that are primarily listed on foreign exchanges, the value of each Fund’s portfolio securities may change on days when the investors will not be able to purchase or sell their Shares.

Each Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of each Fund (observable inputs) and (2) each Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•   Level 1 – Quoted prices in active markets for identical assets

•   Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•   Level 3 – Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Pursuant to the valuation procedures noted previously, equity securities and short-term investments are generally categorized as Level 1 in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as Level 2 or Level 3).

The following is a summary of the valuations as of October 31, 2019 for each Fund based upon the three levels defined above:

AI-Enhanced U.S. Large Cap ETF	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks(1)	$3,350,679	$—	$—	$3,350,679
Short-Term Investments	10,756	—	—	10,756
Total	$3,361,435	$—	$—	$3,361,435
AI-Enhanced U.S. Large Cap Momentum ETF	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks(1)	$3,271,764	$—	$—	$3,271,764
Short-Term Investments	8,955	—	—	8,955
Total	$3,280,719	$—	$—	$3,280,719

*    The Fund did not hold any Level 3 securities at period end.

(1)  For a detailed break-out of common stocks by market segment, please refer to the Schedule of Investments.

(b) Investment Transactions and Related Income

For financial reporting purposes, investment transactions are reported on trade date. However, for daily NAV determination, portfolio securities transactions are reflected no later than in the first calculation on the first business day following trade date. Dividend income is recorded on the ex-dividend date. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Gains or losses realized on sales of securities are determined

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	October 31, 2019 (Unaudited)

using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds. Dividend Income on the Statement of Operations is shown net of any foreign taxes withheld on income from foreign securities, which are provided for in accordance with each Fund’s understanding of the applicable tax rules and regulations.

(c) Foreign Currency Transactions

The accounting records of the Trust are maintained in U.S. dollars. Financial instruments and other assets and liabilities of the Trust denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates. Purchases and sales of financial instruments, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transaction. The Trust does not isolate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in values to financial instruments. Such fluctuations are included with the net realized and unrealized gains or losses from investments. Realized foreign exchange gains or losses arise from transactions in financial instruments and foreign currencies, currency exchange fluctuations between the trade and settlement date of such transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including financial instruments, resulting from changes in currency exchange rates. Each Fund may be subject to foreign taxes related to foreign income received, capital gains on the sale of securities and certain foreign currency transactions (a portion of which may be reclaimable). All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which each Fund invests.

(d) Federal Income Tax

It is the policy of each Fund to continue to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 (the “Code”), as amended, and to distribute substantially all of its net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required as long as each Fund qualifies as a regulated investment company.

Management of each Fund has evaluated tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50%) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. The determination has been made that there are not any uncertain tax positions that would require each Fund to record a tax liability and, therefore, there is no impact to each Fund’s financial statements. Each Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statement of Operations. As of October 31, 2019, each Fund did not have any interest or penalties associated with the underpayment of any income taxes.

(e) Distributions to Shareholders

Each Fund distributes net investment income and capital gains, if any, at least annually. Each Fund may make distributions on a more frequent basis for each Fund to comply with the distributions requirement of the Code, in all events in a manner consistent with the provisions of the 1940 Act.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital and distribution reclassifications), such amounts are reclassified within the composition of net assets based on their federal tax basis treatment; temporary differences (e.g., wash sales and straddles) do not require a reclassification.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	October 31, 2019 (Unaudited)

Note 3 – Transactions with Affiliates and Other Servicing Agreements

(a) Investment Advisory Agreement

Exchange Traded Concepts, LLC (the “Adviser”) serves as the investment adviser to the Trust, including each Fund, pursuant to an investment advisory agreement entered into by the Adviser and the Trust on behalf of each Fund (“Advisory Agreement”). Under the Advisory Agreement, the Adviser provides investment advisory services to each Fund. The Adviser is responsible for, among other things, trading portfolio securities on behalf of each Fund, including selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Board. The Adviser also arranges for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for each Fund to operate. The Adviser administers each Fund’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and provides its officers and employees to serve as officers or Trustees of the Trust.

For the services it provides to each Fund, the Adviser receives a fee, which is calculated daily and paid monthly, at an annual rate of 0.75% of average daily net assets of each Fund.

Under the Advisory Agreement, the Adviser has agreed to pay all expenses of each Fund except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.

(b) Distribution Arrangement

Foreside Fund Services, LLC, a Delaware limited liability company, (the “Distributor”) is the principal underwriter and distributor of each Fund’s Shares. The Distributor does not maintain any secondary market in either Fund’s Shares.

The Trust has adopted a Rule 12b-1 Distribution and Service Plan (the “Distribution and Service Plan”) pursuant to which payments of up to a maximum of 0.25% of average daily net assets may be made to compensate or reimburse financial intermediaries for activities principally intended to result in the sale of each Fund’s Shares. In accordance with the Distribution and Service Plan, the Distributor may enter into agreements with financial intermediaries and dealers relating to distribution and/or marketing services with respect to the Trust.

Currently, no payments are made under the Distribution and Service Plan. Such payments may only be made after approval by the Board. The Adviser and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Trust.

(c) Other Servicing Agreements

The Bank of New York Mellon (“BNY Mellon”) serves as each Fund’s fund accountant, transfer agent, custodian and co-administrator and UMB Fund Services (“UMBFS”) serves as each Fund’s co-administrator.

Certain officers and an Interested Trustee of the Trust are also employees/officers of each Fund’s Adviser and affiliates of the Distributor.

Note 4 – Investment Transactions

Purchases and sales of investments, excluding in-kind transactions and short-term investments, for the period ended October 31, 2019 were as follows:

Fund	Purchases	Sales
AI-Enhanced U.S. Large Cap ETF	$4,407,433	$4,400,313
AI-Enhanced U.S. Large Cap Momentum ETF	5,024,076	5,023,835

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	October 31, 2019 (Unaudited)

Purchases, sales, and realized gain/(loss) of in-kind transactions for the period ended October 31, 2019 were as follows:

Fund	Purchases	Sales	Gain/(Loss)
AI-Enhanced U.S. Large Cap ETF	$3,070,666	$—	$—
AI-Enhanced U.S. Large Cap Momentum ETF	3,077,475	—	—

Note 5 – Capital Share Transactions

Fund Shares are listed and traded on the Exchange on each day that the Exchange is open for business (“Business Day”). Each Fund’s Shares may only be purchased and sold on the Exchange through a broker-dealer. Because each Fund’s Shares trade at market prices rather than at their NAV, Shares may trade at a price equal to the NAV, greater than NAV (premium) or less than NAV (discount).

Each Fund offers and redeems Shares on a continuous basis at NAV only in large blocks of Shares, currently 25,000 Shares for each Fund (“Creation Unit”). Except when aggregated in Creation Units, Shares are not redeemable securities of a Fund. Fund Shares may only be purchased or redeemed directly from each Fund by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed a Participant Agreement with the Distributor. Creation Units are available for purchase and redemption on each Business Day and are offered and redeemed on an in-kind basis, together with the specified cash amount, or for an all cash amount.

To the extent contemplated by a participant agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed by the Distributor, on behalf of each Fund, by the time as set forth in a participant agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the market value as set forth in the Participant Agreement. A participant agreement may permit each Fund to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of each Fund acquiring such shares and the value of the collateral.

Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from each Fund. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker, which will be subject to customary brokerage commissions or fees.

A fixed purchase (i.e., creation) transaction fee may be imposed for the transfer and other transaction costs associated with the purchase of Creation Units, and investors will be required to pay a creation transaction fee regardless of the number of Creation Units created in the transaction. Each Fund may adjust the creation transaction fee from time to time based upon actual experience. In addition, a variable fee may be imposed for cash purchases, non-standard orders, or partial cash purchases of Creation Units. The variable fee is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact, and other costs and expenses, related to the execution of trades resulting from such transaction. Each Fund may adjust the non-standard charge from time to time based upon actual experience. Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services which may include an amount for the creation transaction fee and non-standard charges. Investors are responsible for the costs of transferring the securities constituting the deposit securities to the account of the Trust. The Adviser may retain all or a portion of the transaction fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the issuance of a Creation Unit, which the transaction fee is designed to cover. The standard Creation Unit transaction fees for AI-Enhanced U.S. Large Cap ETF and AI-Enhanced U.S. Large Cap Momentum ETF are $1,750 and $250, respectively, regardless of the number of Creation Units created in the transaction.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	October 31, 2019 (Unaudited)

A fixed redemption transaction fee may be imposed for the transfer and other transaction costs associated with the redemption of Creation Units, and Authorized Participants will be required to pay a redemption transaction fee regardless of the number of Creation Units created in the transaction. The redemption transaction fee is the same no matter how many Creation Units are being redeemed pursuant to any one redemption request. Each Fund may adjust the redemption transaction fee from time to time based upon actual experience. In addition, a variable fee, payable to each Fund, may be imposed for cash redemptions, non-standard orders, or partial cash redemptions for each Fund. The variable fee is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact, and other costs and expenses, related to the execution of trades resulting from such transaction. Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services which may include an amount for the redemption transaction fees and non-standard charges. Investors are responsible for the costs of transferring the securities constituting each Fund’s securities to the account of the Trust. The non-standard charges are payable to each Fund as it incurs costs in connection with the redemption of Creation Units, the receipt of each Fund’s securities and the cash redemption amount and other transactions costs. The standard redemption transaction fees for AI-Enhanced U.S. Large Cap ETF and AI-Enhanced U.S. Large Cap Momentum ETF are $1,750 and $250, respectively, regardless of the number of Creation Units created in the transaction.

Note 6 – Principal Risks

As with any investment, an investor could lose all or part of their investment in each Fund and each Fund’s performance could trail that of other investments. Each Fund is subject to the principal risks noted below, any of which may adversely affect each Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. A more complete description of principal risks is included in each Fund’s prospectus.

Common Stock Risk: Common stock holds the lowest priority in the capital structure of a company, and therefore takes the largest share of the company’s risk and its accompanying volatility. The value of the common stock held by each Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by each Fund participate, or facts relating to specific companies in which each Fund invests.

Depositary Receipt Risk: ADRs and GDRs are subject to the risks associated with investing directly in foreign securities. In addition, investments in ADRs and GDRs may be less liquid than the underlying shares in their primary trading market.

Issuer-Specific Risk: Fund performance depends on the performance of individual securities to which each Fund has exposure. Issuer-specific events, including changes in the financial condition of an issuer, can have a negative impact on the value of each Fund.

Large Capitalization Risk: Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and mid-sized companies.

Limited Authorized Participants, Market Makers and Liquidity Providers Concentration Risk: Because each Fund is an ETF, only a limited number of institutional investors (known as “Authorized Participants”) are authorized to purchase and redeem shares directly from each Fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Management Risk: Each Fund is actively-managed and may not meet its investment objective based on the Adviser’s success or failure to implement investment strategies for each Fund. Each Fund’s principal investment strategies are dependent upon the use of Qraft’s proprietary artificial intelligence security selection process and, as a result, the Adviser’s skill in understanding and utilizing such process. The achievement of the investment objective of each Fund cannot be guaranteed and the Adviser’s management of each Fund may not produce the intended results.

Market Risk: The market price of a security or instrument could decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	October 31, 2019 (Unaudited)

conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of a security may also decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Models and Data Risk: Each Fund relies heavily on a proprietary artificial intelligence selection model as well as data and information supplied by third parties that are utilized by such model. To the extent the model does not perform as designed or as intended, each Fund’s strategy may not be successfully implemented and each Fund may lose value. If the model or data are incorrect or incomplete, any decisions made in reliance thereon may lead to the inclusion or exclusion of securities that would have been excluded or included had the model or data been correct and complete.

New/Smaller Fund Risk: A new or smaller Fund is subject to the risk that its performance may not represent how each Fund is expected to or may perform in the long term. In addition, new Funds have limited operating histories for investors to evaluate and new and smaller Funds may not attract sufficient assets to achieve investment and trading efficiencies. There can be no assurance that each Fund will achieve an economically viable size, in which case it could ultimately liquidate. Each Fund may be liquidated by the Board of Trustees without a shareholder vote. In a liquidation, shareholders of each Fund will receive an amount equal to each Fund’s NAV, after deducting the costs of liquidation, including the transaction costs of disposing of each Fund’s portfolio investments. Receipt of a liquidation distribution may have negative tax consequences for shareholders. Additionally, during each Fund’s liquidation all or a portion of each Fund’s portfolio may be invested in a manner not consistent with its investment objective and investment policies.

Non-Diversification Risk: Each Fund is non-diversified, meaning that, as compared to a diversified fund, it can invest a greater percentage of its assets in securities issued by or representing a small number of issuers. As a result, the performance of these issuers can have a substantial impact on each Fund’s performance. However, each Fund intends to comply with the asset diversification requirements under the Code in order to qualify as a regulated investment company. See the “Federal Income Taxes” section of the SAI for additional detail.

Operational Risk: Each Fund and its service providers may experience disruptions that arise from human error, processing and communications errors, counterparty or third-party errors, technology or systems failures, any of which may have an adverse impact on each Fund.

Portfolio Turnover Risk: Each Fund’s investment strategy may result in relatively high portfolio turnover, which may result in increased transaction costs and may lower Fund performance.

Sector Focus Risk:  Each Fund may invest a significant portion of its assets in one or more sectors and thus will be more susceptible to the risks affecting those sectors.  While each Fund’s sector exposure is expected to vary over time, each Fund anticipates that it may be subject to some or all of the risks described below. The list below is not a comprehensive list of the sectors to which each Fund may have exposure over time and should not be relied on as such.

Health Care Sector Risk: Companies in the health care sector are subject to extensive government regulation and their profitability can be significantly affected by restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure (including price discounting), limited product lines, an increased emphasis on the delivery of health care through outpatient services, loss or impairment of intellectual property rights and litigation regarding product or service liability.

Information Technology Sector Risk: Each Fund is subject to the risk that market or economic factors impacting technology companies and companies that rely heavily on technology advances could have a major effect on the value of each Fund’s investments. The value of stocks of technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs.

Trading Risk: Shares may trade on the Exchange above or below their NAV. The NAV of Shares will fluctuate with changes in the market value of each Fund’s holdings. In addition, although the Shares are currently listed on the Exchange, there can be no assurance that an active trading market for Shares will develop or be maintained. Trading in Fund Shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Concluded)	October 31, 2019 (Unaudited)

Note 7 – Federal Income Taxes

At October 31, 2019, gross unrealized appreciation and depreciation of investments owned by each Fund, based on cost for federal income tax purposes were as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
AI-Enhanced U.S. Large Cap ETF	$3,202,593	$217,705	$(58,863)	$158,842
AI-Enhanced U.S. Large Cap Momentum ETF	3,259,549	117,484	(96,314)	21,170

Note 8 – Recently Issued Regulatory Pronouncements

In August 2018, the FASB issued Accounting Standards Update (ASU) No. 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurements. The amendments in the ASU modify the disclosure requirements on fair value measurements in Topic 820. The ASU is effective for interim and annual reporting periods beginning after December 15, 2019. Management has elected to early adopt this accounting pronouncement.

Note 9 – Events Subsequent to the Fiscal Period End

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined there are no subsequent events that would require disclosure in each Fund’s financial statements.

EXCHANGE LISTED FUNDS TRUST DISCLOSURE OF FUND EXPENSES	October 31, 2019 (Unaudited)

Expense Examples

All ETFs have operating expenses. As a shareholder of each Fund you incur an advisory fee. In addition to the advisory fee, a shareholder may pay brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses (including acquired fund fees and expenses), if any. It is important for you to understand the impact of these ongoing costs on your investment returns. Shareholders may incur brokerage commissions on their purchases and sales of each Fund’s shares, which are not reflected in these examples.

The following examples use the annualized expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in each Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (unless otherwise noted below). The table below illustrates each Fund’s cost in two ways:

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that each Fund may have incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in each Fund, and the “Ending Account Value” number is derived from deducting that expense cost from each Fund’s gross investment return for the period.

You can use the information, together with the actual amount you invested in each Fund, to estimate the expenses you paid over the period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for the Fund under “Expenses Paid During Period.”

Hypothetical 5% Return

This section helps you compare each Fund’s costs with those of other funds. It assumes that each Fund has an annualized return of 5% before expenses and the expense ratio for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all funds to make this 5% calculation. You can assess each Fund’s comparative cost by comparing the hypothetical results for each Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes - not each Fund’s actual return - the account values shown may not apply to your specific investment.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period
Actual Performance*	5/20/19(a)	10/31/19		5/20/19(a) – 10/31/19
AI-Enhanced U.S. Large Cap ETF	$1,000.00	$1,087.30	0.75%	$3.53
AI-Enhanced U.S. Large Cap Momentum ETF	1,000.00	1,062.80	0.75%	3.49
Hypothetical (5% annual return before expenses)**	5/1/19	10/31/19		5/1/19 – 10/31/19
AI-Enhanced U.S. Large Cap ETF	$1,000.00	$1,021.37	0.75%	$3.81
AI-Enhanced U.S. Large Cap Momentum ETF	1,000.00	1,021.37	0.75%	3.81

(a)  Commencement of operations.

*   Expenses paid during the period are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 165 and 165, respectively, for AI-Enhanced U.S. Large Cap ETF and AI-Enhanced U.S. Large Cap Momentum ETF divided by 366 (to reflect the since inception period).

** Expenses paid during the period are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 divided by 366 (to reflect the one-half year period).

EXCHANGE LISTED FUNDS TRUST BOARD CONSIDERATION OF APPROVAL OF INVESTMENT ADVISORY AGREEMENT	October 31, 2019 (Unaudited)

At a meeting held on December 6, 2018 (the “Meeting”), the Board of Trustees (the “Board”) of Exchange Listed Funds Trust (the “Trust”) considered and approved the following agreement (the “Agreement”):

•      An Advisory Agreement between Exchange Traded Concepts, LLC (“ETC” or the “Adviser”) and the Trust, on behalf of the QRAFT AI-Enhanced U.S. Large Cap ETF and QRAFT AI-Enhanced U.S. Large Cap Momentum ETF (‘the QRAFT Funds”).

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Agreement must be approved: (i) by the vote of the Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with its consideration of such approvals, the Board must request and evaluate, and the Adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the Agreement. In addition, rules under the 1940 Act require an investment company to disclose in its shareholder reports the material factors and the conclusions with respect thereto that formed the basis for the board’s approval of an investment advisory agreement.

Consistent with these responsibilities, prior to the Meeting, the Board reviewed written materials from the Adviser, and at the Meeting, representatives from the Adviser presented additional oral and written information to help the Board evaluate the Adviser’s advisory fees and other aspects of the Agreement. Among other things, representatives from the Adviser provided overviews of their advisory businesses, including investment personnel and investment processes. The representatives also discussed the Funds’ proposed fees. During the Meeting, the Board discussed the materials it received, including a memorandum from legal counsel to the Trust on the responsibilities of the Trustees in considering the approval of investment advisory agreement under the 1940 Act, considered the Adviser’s oral presentations, and deliberated on the approval of the Agreement in light of this information. Throughout the process, the Trustees were afforded the opportunity to ask questions of and request additional materials from the Adviser.

In considering whether to approve the Agreement, the Board, including the Independent Trustees, did not identify any single factor or piece of information as determinative or controlling. Individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. Matters considered by the Trustees, including the Independent Trustees, in connection with their approval of the Agreement included the factors listed below.

Nature, Extent and Quality of Services Provided. In considering the nature, extent and quality of the services to be provided to the QRAFT Funds, the Board considered the proposed investment strategies for each QRAFT Fund and ETC’s experience and expertise with respect to such strategies. The Board considered ETC’s specific responsibilities in all aspects of day-to-day management of the QRAFT Funds. The Board noted that, as the investment adviser to the QRAFT Funds, ETC would be responsible for developing, implementing, and maintaining the QRAFT Funds’ investment program, and that ETC’s responsibilities also would include, among other things, monitoring compliance with various fund policies and procedures and with applicable securities regulations, trading portfolio securities and other investment instruments on behalf of each QRAFT Fund; selecting broker-dealers to execute purchase and sale transactions, subject to the oversight of the Board; determining the daily baskets of deposit securities and cash components; executing portfolio securities trades for purchases and redemptions of fund shares conducted on a cash-in-lieu basis; oversight of general portfolio compliance with relevant law; responsibility for quarterly reporting to the Board; and implementation of Board directives as they relate to the QRAFT Funds. The Board considered the qualifications, experience and responsibilities of ETC’s investment personnel, the quality of ETC’s compliance infrastructure, and the determination of the Trust’s Chief Compliance Officer that ETC has appropriate compliance policies and procedures in place. The Board noted that it had been provided with ETC’s registration form on Form ADV as well as ETC’s responses to a detailed series of questions, which included a description of ETC’s operations, service offerings, personnel, compliance program, risk management program, and financial condition, and the Board took into consideration confirmations from ETC that there had been no material changes to such information since it was last presented to the Board. The Board considered ETC’s experience working with ETFs, including other series of the Trust and other ETFs managed by ETC outside of the Trust. The Board also considered other services provided to the QRAFT Funds by ETC, such as arranging for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the QRAFT Funds to operate, administering each Fund’s business affairs, providing office facilities and equipment and certain clerical, bookkeeping and administrative services, and providing its officers and employees to serve as officers or Trustees of the Trust.

EXCHANGE LISTED FUNDS TRUST BOARD CONSIDERATION OF APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Concluded)	October 31, 2019 (Unaudited)

Because the QRAFT Funds are new and have not commenced operations, the Board noted that there was no historical performance to consider.

Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent, and quality of the services to be provided to the QRAFT Funds by ETC.

Costs of Services Provided and Economies of Scale. The Board reviewed the advisory fees to be paid to ETC for its services to the QRAFT Funds under the Advisory Agreement. The Board reviewed a report comparing the each QRAFT Fund’s advisory fee to those paid by a group of peer funds. The Board noted that each QRAFT Fund’s advisory fee was within the range of advisory fees paid by the peer funds. The Board noted that the proposed fees were consistent with the fees of ETFs employing AI strategies and that the fees were consistent with and within an acceptable range of fees received by ETC for its service as adviser to other funds. The Board took into consideration that the QRAFT Funds’ advisory fees are structured as a “unified fee,” meaning that the QRAFT Funds would pay no expenses, other than certain expenses customarily excluded from unitary fee arrangements, such as brokerage commissions, taxes, and interest. The Board noted that ETC would be responsible for compensating the QRAFT Funds’ other service providers and paying the Funds’ other expenses out of its own fees and resources. The Board considered the costs and expenses be incurred by ETC in providing advisory services, evaluated the compensation and benefits to be received by ETC from its relationship with the QRAFT Funds, and reviewed profitability analyses from ETC with respect to the QRAFT Funds. In light of this information, the Board concluded for the QRAFT Funds that the advisory fees were reasonable in light of the services to be rendered. The Board also considered the expected costs, and anticipated profits, of the advisory services to the QRAFT Funds, and the potential for economies of scale as the assets of each QRAFT Fund grow. The Board noted that such economies would, to some degree, be shared with Fund shareholders through the unified fee structure of the QRAFT Funds and that the Board would have an opportunity to evaluate the extent to which economies of scale are being shared if and when a QRAFT Fund experiences significant growth.

Conclusion. No single factor was determinative of the Board’s decision to approve the Agreement on behalf of the QRAFT Funds; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Advisory Agreement, including the compensation payable thereunder, was fair and reasonable to the QRAFT Funds. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Advisory Agreement was in the best interests of the Funds and their shareholders.

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10900 Hefner Pointe Drive, Suite 207
Oklahoma City, OK 73120

Investment Adviser:

Exchange Traded Concepts, LLC
10900 Hefner Pointe Drive, Suite 207
Oklahoma City, OK 73120

Distributor:

Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101

Legal Counsel:

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue NW
Washington, DC 20004

Proxy Voting Information

A description of Exchange Traded Concepts’ proxy voting policies and procedures is attached to each Fund’s Statement of Additional Information, which is available without charge by visiting each Fund’s website at www.qraftaietf.com or the SEC website at www.sec.gov or by calling collect (844) 428-3525.

In addition, a description of how each Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available without charge upon request by calling collect (844) 428-3525 or on the SEC’s website at www.sec.gov.

Quarterly Portfolio Holdings Information

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal period on Form N-Q. Each Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. In addition, each Fund’s full portfolio holdings are updated daily and available on the Fund’s website at www.qraftaietf.com.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Item 2. Code of Ethics.

Not applicable – only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable – only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable – only for annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable – only for annual reports.

Item 6. Investments.

(a) The Schedule of Investments as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of the Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) Not Applicable – only for annual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Listed Funds Trust

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, President and Principal Executive Officer

Date	December 19, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, President and Principal Executive Officer

Date	December 19, 2019

By (Signature and Title)	/s/ Christopher W. Roleke
Christopher W. Roleke, Principal Financial Officer

Date	December 19, 2019